SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Nov. 30, 2019
Supplemental Cash Flows Information Abstract
Disclosure of supplemental cash flow information [Table Text Block]

	November 30, 2019	November 30, 2018	November 30, 2017
Non-cash financing activities:
Fair value of options cancelled and expired	$59,553	$-	$-
Fair value of options exercised	13,590	50,080	10,907
Fair value of agent warrants granted	127,254	-	-
Shares issued for options exercised	37,500	-	-
Shares issued for warrants exercised	187,120	-	49,050
Share issuance costs	-	128,995	-
Non-cash investing activities:
Shares issued for acquisition	-	1,399,763	-
Shares to be issued for acquisition of inventory	22,800	-	-
Shares issued for exploration and evaluations assets	$-	$-	$6,000